Commitments and Contingencies - Daewoong License and Supply Agreement (Details) - Daewoong License and Supply Agreement - USD ($) $ in Millions	Dec. 20, 2019	Dec. 31, 2022
Commitments and Contingencies
Automatic renewal for unlimited additional term	3 years
Termination upon a continuing default term	90 days
Termination upon a payment default term	30 days
Amount accrued		$ 0.2